Balances and Transactions with Related Parties and Affiliated Companies - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Expenses from uncollectibility balances due from related party	$ 0	$ 0	$ 0